                                                          [EQUITRUST LOGO]

                                                SEMI-ANNUAL REPORT
                                                JANUARY 31, 2003

                                               EQUITRUST MONEY
                                               MARKET FUND, INC.

                                               INVESTMENT MANAGER AND
                                               PRINCIPAL UNDERWRITER

                                               EQUITRUST INVESTMENT
                                               MANAGEMENT SERVICES, INC.

                                               5400 UNIVERSITY AVENUE
                                               WEST DES MOINES, IA 50266
                                               1-877-860-2904
                                               225-5586 (DES MOINES)

                                                     www.equitrust.com

    This report is not to be distributed
    unless preceded or accompanied
    by a current prospectus.

                                                 Shareholder Account Access
                                                       now available
                                                    at www.equitrust.com

 737-127(03)

PRESIDENT'S LETTER

Dear Shareholder:

    The year 2002 saw another year of declines in interest rates. During the first ten months of the year, there was much anticipation that rates would finally start to move up as everyone hoped the economy was finally turning around. However, on November 6, 2002, the Federal Reserve (the "Fed") Funds' rate was cut by .50% bringing the current rate to 1.25%.

    It is difficult to point to any one event that contributed to this rate cut. Geo-political uncertainty, a liquidity crisis in the bond market and lack of consumer and business confidence are among several areas that played a part in an overall weak economy. Also, the investment world continued to rationalize the corporate fraud situations and damage to the integrity of the Accounting profession.

    The financial markets have been and continue to be very volatile. Money market funds play an important role in any portfolio. They provide an additional investment opportunity and offer a liquid haven for short-term investments and emergency cash reserves. As we endure volatility in the capital markets, a money market fund can be a good tool in which to invest while you evaluate riskier assets.

                                          /s/ Craig A. Lang

                                           CRAIG A. LANG
                                           PRESIDENT

March 03, 2003

    An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

    Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003
(UNAUDITED)

 ASSETS

 Investments in securities, at value (equivalent to
  amortized cost).......................................    $ 20,040,590
 Cash...................................................         543,332
 Receivables:
   Accrued interest.....................................           1,108
 Prepaid expenses and other assets......................             124
                                                            ------------
 Total Assets...........................................    $ 20,585,154
                                                            ============
 LIABILITIES AND NET ASSETS
 Liabilities:
   Accounts payable to EquiTrust Investment Management
    Services, Inc.......................................    $     14,429
   Accrued expenses.....................................          23,014
   Dividends payable....................................               3
                                                            ------------
 Total Liabilities......................................          37,446

 Net assets applicable to 20,547,708 shares of capital
  stock outstanding.....................................      20,547,708
                                                            ------------

 Total Liabilities and Net Assets.......................    $ 20,585,154
                                                            ============

 NET ASSET VALUE PER SHARE..............................    $      1.000
                                                            ============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2003
(UNAUDITED)

 INVESTMENT INCOME

 Interest...............................................    $    176,685

 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
  Investment advisory and management fees...............          28,892
  Shareholder service, transfer and dividend disbursing
   agent fees...........................................          50,707
  Accounting fees.......................................           5,778
 Custodian fees.........................................          27,442
 Professional fees......................................           6,579
 Directors' fees and expenses...........................           7,757
 Proxy expense..........................................             979
 Reports to shareholders................................           7,089
 Registration fees......................................           4,015
 Miscellaneous..........................................          20,595
                                                            ------------
 Total Expenses.........................................         159,833
 Waiver of fees.........................................         (12,857)
 Fees paid indirectly...................................          (1,551)
                                                            ------------
 Net Expenses...........................................         145,425
                                                            ------------
 Net Increase in Net Assets Resulting from Operations...    $     31,260
                                                            ============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                          JANUARY 31,
                                              2003         YEAR ENDED
                                          (UNAUDITED)    JULY 31, 2002
                                          ------------  ----------------
OPERATIONS
Net investment income...................  $    31,260     $   296,332
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................      (31,260)       (296,332)
                                          -----------     -----------
CAPITAL SHARE TRANSACTIONS..............   (4,121,169)     (4,454,213)
                                          -----------     -----------
Total Decrease in Net Assets............   (4,121,169)     (4,454,213)
NET ASSETS
Beginning of year.......................   24,668,877      29,123,090
                                          -----------     -----------
End of year.............................  $20,547,708     $24,668,877
                                          ===========     ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2003
(UNAUDITED)

                                                    ANNUALIZED
                                                     YIELD ON
                                                     PURCHASE    PRINCIPAL
                                                       DATE       AMOUNT        VALUE
                                                    ----------  -----------  ------------
COMMERCIAL PAPER (13.12%)
------------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Corp., 1.21%, due
   2/03/03........................................      1.210%  $  675,000   $   675,000
  ChevronTexaco, Corp., 1.20%, due 2/07/03........      1.201      530,000       530,000
  ChevronTexaco, Corp., 1.22%, due 2/24/03........      1.221      615,000       615,000
  General Electric Capital Corp., 1.25%, due
   2/05/03........................................      1.250      550,000       550,000
  Wells Fargo Financial, 1.27%, due 3/28/03.......      1.273      325,000       325,000
                                                                             -----------
Total Commercial Paper............................                             2,695,000
UNITED STATES GOVERNMENT AGENCIES (84.41%)
--------------------------------------------------
  Federal Home Loan Bank, due 2/14/03.............      1.251    1,250,000     1,249,443
  Federal Home Loan Bank, due 2/21/03.............      1.218      750,000       749,500
  Federal Home Loan Bank, due 3/03/03.............      1.219      900,000       899,099
  Federal Home Loan Bank, due 3/12/03.............      1.240    1,550,000     1,547,950
  Federal Home Loan Bank, due 3/26/03.............      1.230      400,000       399,287
  Federal Home Loan Bank, due 4/04/03.............      1.220    1,100,000     1,097,725
  Federal Home Loan Mortgage Corp., due 2/18/03...      1.265      260,000       259,847
  Federal Home Loan Mortgage Corp., due 2/25/03...      1.209    1,000,000       999,206
  Federal Home Loan Mortgage Corp., due 2/25/03...      1.228      356,000       355,713
  Federal Home Loan Mortgage Corp., due 3/13/03...      1.188      500,000       499,350
  Federal National Mortgage Assoc., due 2/04/03...      1.238    1,100,000     1,099,888
  Federal National Mortgage Assoc., due 2/11/03...      1.218    1,000,000       999,666
  Federal National Mortgage Assoc., due 2/13/03...      1.249    1,100,000     1,099,549
  Federal National Mortgage Assoc., due 2/27/03...      1.239    1,000,000       999,118
  Federal National Mortgage Assoc., due 3/07/03...      1.260      950,000       948,886
  Federal National Mortgage Assoc., due 3/27/03...      1.220    1,450,000     1,447,388
  Federal National Mortgage Assoc., due 4/02/03...      1.246    1,500,000     1,496,935
  Federal National Mortgage Assoc., due 4/16/03...      1.220    1,200,000     1,197,040
                                                                             -----------
Total United States Government Agencies...........                            17,345,590
                                                                             -----------
Total Investments (97.53%)........................                            20,040,590
OTHER ASSETS LESS LIABILITIES (2.47%)
-----------------------------------------
  Cash, receivables, prepaid expenses, and other
   assets, less liabilities.......................                               507,118
                                                                             -----------
Total Net Assets (100.00%)........................                           $20,547,708
                                                                             ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

SECURITY VALUATION

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The Fund has entered into a master repurchase agreement arrangement with a bank. Through this arrangement, excess cash is deposited overnight, earning interest at a prevailing interest rate determined by the bank (.15% at January 31, 2003). Due to the highly liquid nature of this deposit, such amounts held at January 31, 2003, ($302,039) have been reported as cash. The repurchase agreement is collateralized by a government agency security.

INCOME AND INVESTMENT TRANSACTIONS

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

    All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and
(3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has voluntarily waived all the investment advisory and management fees. Additionally, EquiTrust Investment has waived a portion of the transfer agent fees equating to 0.25% of daily net assets. These waivers were effective November 15, 2002 and January 24, 2003, respectively, and may be revoked at any time.

    EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses, in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2003, FBL Financial Group, Inc. and its affiliated companies owned 1,308,485 shares in the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2003 consisted of the following for financial reporting and tax-basis reporting purposes:

Capital Stock (500,000,000 shares of $.001 par
 value
 Capital Stock authorized)........................  $    20,548
Additional paid-in capital........................   20,527,160
                                                    -----------
Net Assets........................................  $20,547,708
                                                    ===========

    Transactions in Capital Stock were as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                    JANUARY 31, 2003             JULY 31, 2002
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   34,571,097  $ 34,571,097   78,519,909  $ 78,519,909
Shares issued in reinvestment
 of dividends and
 distributions................       30,869        30,869      294,065       294,065
Shares redeemed...............  (38,723,135)  (38,723,135) (83,268,187)  (83,268,187)
                                -----------  ------------  -----------  ------------
Net Decrease..................   (4,121,169) $ (4,121,169)  (4,454,213) $ (4,454,213)
                                ===========  ============  ===========  ============

6.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2003 were paid as follows:

      PAYABLE DATE
      ------------
      August 30, 2002....................    $.0003
      September 30, 2002.................     .0003
      October 31, 2002...................     .0002
      November 27, 2002..................     .0002
      December 31, 2002..................     .0002
      January 31, 2003...................     .0001
                                             ------
      Total Dividends Per Share..........    $.0013
                                             ======

    The tax character of dividends to shareholders during the period ended January 31, 2003 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED
                                                JANUARY 31,                       YEAR ENDED JULY 31,
                                                    2003        --------------------------------------------------------
                                                (UNAUDITED)       2002        2001        2000        1999        1998
                                                ------------    --------    --------    --------    --------    --------
Net asset value, beginning of year............      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
  Income From Investment Operations
    Net investment income.....................        0.001       0.010       0.043       0.044       0.039       0.043
                                                    -------     -------     -------     -------     -------     -------
  Total from investment operations............        0.001       0.010       0.043       0.044       0.039       0.043
                                                    -------     -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment income)....       (0.001)     (0.010)     (0.043)     (0.044)     (0.039)     (0.043)
                                                    -------     -------     -------     -------     -------     -------
  Total distributions.........................       (0.001)     (0.010)     (0.043)     (0.044)     (0.039)     (0.043)
                                                    -------     -------     -------     -------     -------     -------
Net asset value, end of year..................      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                    =======     =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net asset
   value (1)..................................         0.27%       1.04%       4.40%       4.51%       3.91%       4.44%

Ratios/Supplemental Data:
  Net assets, end of period ($000's
   omitted)...................................      $20,548     $24,669     $29,123     $30,309     $31,374     $26,364
  Ratio of total expenses to average net
   assets.....................................         1.38%(2)    1.12%       1.20%       1.41%       1.30%       1.27%
  Ratio of net expenses to average net
   assets.....................................         1.26%(2)    1.10%       1.17%       1.37%       1.23%       1.27%
  Ratio of net investment income to average
   net assets.................................         0.27%(2)    1.07%       4.36%       4.42%       3.83%       4.40%

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.